Supplement dated March 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
CMG Ultra Short Term Bond Fund	12/1/2014
Effective April 30, 2015, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section will be superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-manager	2012
James Sims, CFA	Portfolio Manager	Co-manager	April 2015
Ronald Stahl, CFA	Senior Portfolio Manager	Co-manager	April 2015
The rest of the section remains the same.
Effective April 30, 2015, the list of portfolio managers under the caption “Primary Service Providers — Portfolio Managers" in the “More Information About the Fund” section will be superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-manager	2012
James Sims, CFA	Portfolio Manager	Co-manager	April 2015
Ronald Stahl, CFA	Senior Portfolio Manager	Co-manager	April 2015
Mr. Aplet joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1987. Mr. Aplet began his investment career in 1978 and earned a B.S. from Oregon State University and an M.B.A. in finance from the University of California at Berkeley.
Mr. Sims joined the Investment Manager in 2010. Prior to joining the Investment Manager, Mr. Sims was a senior portfolio manager at Evergreen Investment Management. Mr. Sims began his investment career in 1997 and earned a B.B.A. in finance and a M.S. in finance from Georgia State University.
Mr. Stahl joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Stahl began his investment career in 1998 and earned a B.S. from Oregon State University and an M.B.A. from Portland State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP103_07_001_(03/15)